Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 435,459	$ (418,507)
Accounts receivable, net	114,542	38,463
Investment tax credits receivable	54,965	131,220
Other tax credits	52,235	82,997
Prepaid expenses	3,480	25,595
Total Current Assets	660,681	696,782
Investments	694,394	117,109
Property and equipment, net	22,978	24,334
Total Assets	1,378,053	838,225
Current liabilities
Accounts payable	13,821	9,057
Accrued liabilities	21,946	19,041
Deferred revenue	81,941	60,224
Total current liabiliities	117,708	88,322
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2018 and March 31, 2018.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2018 and March 31, 2018.
Common shares, no par value, Unlimited authorized shares; 8,136,348 shares issued and outstanding as at December 31, 2018 and 8,136,348 shares as at March 31, 2018.	$ 19,491,842	$ 19,484,482
Additional paid-in capital	2,961,647	2,962,105
Accumulated deficit	(20,140,745)	(21,325,620)
Accumulated other comprehensive income	(478,399)	(378,425)
Total shareholders' equity	1,260,345	749,902
Total liability and equity	$ 1,378,053	$ 838,225